Leases - Summary of Right-of-use Assets (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	¥ 17,030		¥ 19,766
Arising from business combination	5,018
Additions	4,516		7,263
Depreciation charge	(8,160)		(9,219)	¥ (6,515)
Disposals	(4,378)
Revision of a lease term arising from a change in the non-cancellable period of a lease	0		(780)
Closing net book amount	14,026	$ 1,976	17,030	19,766
Cost	45,700		38,333
Accumulated depreciation	(31,674)		(21,303)
Net book value	14,026		17,030	19,766
Office Building [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	12,558		13,790
Arising from business combination	5,018
Additions	3,725		3,154
Depreciation charge	(5,532)		(4,386)	(4,523)
Disposals	(3,538)
Revision of a lease term arising from a change in the non-cancellable period of a lease	0		0
Closing net book amount	12,231		12,558	13,790
Cost	34,921		27,505
Accumulated depreciation	(22,690)		(14,947)
Net book value	12,231		12,558	13,790
Charging Stations [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Opening net book amount	4,472		5,976
Arising from business combination	0
Additions	791		4,109
Depreciation charge	(2,628)		(4,833)	(1,992)
Disposals	(840)
Revision of a lease term arising from a change in the non-cancellable period of a lease	0		(780)
Closing net book amount	1,795		4,472	5,976
Cost	10,779		10,828
Accumulated depreciation	(8,984)		(6,356)
Net book value	¥ 1,795		¥ 4,472	¥ 5,976